Note 3 - Investments - Telecommunications Stocks Held (Details)	Jun. 28, 2015 shares
AT and T [Member]
Investment (in shares)	82,112
Century Link [Member]
Investment (in shares)	4,398
Frontier Communications [Member]
Investment (in shares)	4,508
Teradata [Member]
Investment (in shares)	774
DexMedia [Member]
Investment (in shares)	412
NCR [Member]
Investment (in shares)	774
Sprint [Member]
Investment (in shares)	40,000
Verizon [Member]
Investment (in shares)	31,904
Vodafone [Member]
Investment (in shares)	6,471
Windstream [Member]
Investment (in shares)	679
Manulife [Member]
Investment (in shares)	2,520
CSAL [Member]
Investment (in shares)	815